Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Note 17. Derivative Financial Instruments
As of December 31, 2023 and 2022, the notional amount of the Company’s outstanding foreign exchange options was $4.4 million and $17.6 million, respectively. In the year ended December 31, 2023, management made a determination to cease entering into any further foreign exchange options at this time, which resulted in the decrease in the notional amount of the Company’s outstanding foreign exchange options at December 31, 2023. The Company’s foreign exchange options outstanding at December 31, 2023 will all expire prior to March 31, 2024. There were no outstanding forward contracts as of December 31, 2023 and 2022.

The following table presents the fair value of the Company’s derivative instruments which are included in other current assets in the consolidated balance sheets (in thousands):

	December 31,
	2023	2022
Derivatives designated as hedging instruments	$—	$343
Derivatives not designated as hedging instruments	—	119

Total derivative assets	$—	$462

There were no derivative liabilities as of December 31, 2023 and 2022.
The Company expects that $0.1 million of existing losses recorded in accumulated other comprehensive loss will be reclassified into net income (loss) over the next 12 months. The Company assessed its derivative instruments and determined that they were effective during the years ended December 31, 2023 and 2022.
The following table shows the
pre-tax
effects of the Company’s derivative instruments on its consolidated statements of operations (in thousands):

		Year Ended December 31,
	Financial Statement Line Item	2023	2022
Unrealized gains (losses)	Other comprehensive income (loss)	$(334)	$24
Losses reclassified from accumulated other	Cost of revenue	$(101)	$(45)
comprehensive income (loss) into net loss	General and administrative	(121)	(63)

Total amounts reclassified		$(222)	$(108)

Gains (losses) recognized on derivatives not designated as hedging instruments	Cost of revenue	$(98)	$13